Commitments and contingent liabilities, Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 235
Decrease in tax contingency related to transfer pricing	85
Maximum amount of possible additional losses	30	$ 184	$ 357
Other tax contingencies included in tax accrual	932
Decrease in other tax contingencies included in tax accrual	76
Accrued interest	$ 72
Minimum
Commitments and contingent liabilities
Anticipated number of years significant disputes may be resolved	1 year
Maximum
Commitments and contingent liabilities
Anticipated number of years significant disputes may be resolved	2 years